Report of the directors financial review risk report - The downside scenarios (Details)	6 Months Ended
Jun. 30, 2023
Downside scenario | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(3.20%)
Downside scenario | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.20%
House price index (%, start-to-trough)	(16.60%)
Inflation rate (YoY % change, max)	7.00%
Downside scenario | – France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.40%)
Downside scenario | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.50%
House price index (%, start-to-trough)	(1.30%)
Inflation rate (YoY % change, max)	5.60%
Downside 2 scenario | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(7.70%)
Downside 2 scenario | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	9.00%
House price index (%, start-to-trough)	(40.80%)
Inflation rate (YoY % change, max)	10.30%
Downside 2 scenario | – France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(7.10%)
Downside 2 scenario | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.00%
House price index (%, start-to-trough)	(12.10%)
Inflation rate (YoY % change, max)	9.90%